SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss)	$ (44)	$ (161)	$ 753	$ (674)
Average Non-Controlling interest percentage of profit/losses	30.00%	31.00%	47.00%	31.00%
Net loss attributable to non-controlling interest	$ (13)	$ (50)	$ 351	$ (210)
ViralClear Pharmaceuticals, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss)	$ (41)	$ (161)	$ 1,498	$ (671)
Average Non-Controlling interest percentage of profit/losses	32.00%	31.00%	31.00%	31.00%
Net loss attributable to non-controlling interest	$ (13)	$ (50)	$ 463	$ (210)
BioSig AI Sciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss)	$ (3)		$ (745)	$ (3)
Average Non-Controlling interest percentage of profit/losses		0.00%	15.00%	0.00%
Net loss attributable to non-controlling interest			$ (112)